Consolidated balance sheet - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Non-current assets
Goodwill	€ 18,515	€ 17,709	€ 20,611
Intangible assets	17,560	17,055	17,430
Property, plant and equipment	9,356	8,992	10,940
Pension asset for funded schemes in surplus	4,661	4,462	4,083
Deferred tax assets	1,082	1,146	1,110
Financial assets	3,322	3,065	1,570
Other non-current assets	1,048	976	1,065
Total non-current assets	55,544	53,405	56,809
Current assets
Inventories	4,522	4,043	5,502
Trade and other current receivables	10,201	7,346	7,691
Current tax assets	337	329	389
Cash and cash equivalents	4,726	3,941	4,344
Other financial assets	1,322	1,121	1,123
Assets held for sale	281	286	141
Total current assets	21,389	17,066	19,190
Total assets	76,933	70,471	75,999
Current liabilities
Financial liabilities	8,142	2,582	7,155
Trade payables and other current liabilities	19,311	16,939	16,297
Current tax liabilities	912	1,439	903
Provisions	526	589	698
Liabilities held for sale	0	113	46
Total current liabilities	28,891	21,662	25,099
Non-current liabilities
Financial liabilities	23,968	25,696	24,870
Non-current tax liabilities	359	303	399
Pensions and post-retirement healthcare liabilities:
Funded schemes in deficit	82	100	93
Unfunded schemes	831	844	938
Provisions	536	539	537
Deferred tax liabilities	3,857	3,603	3,929
Other non-current liabilities	102	137	203
Total non current liabilities	29,735	31,222	30,969
Total liabilities	58,626	52,884	56,068
Equity
Shareholders’ equity	16,194	15,530	17,795
Non-controlling interests	2,113	2,057	2,136
Total equity	18,307	17,587	19,931
Total liabilities and equity	€ 76,933	€ 70,471	€ 75,999